Income taxes - Reconciliation of effective income tax rate from the combined federal and provincial canadian statutory tax rate (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Abstract]
Company's statutory tax rate	26.50%	26.50%
Effect of foreign tax rate differences	(1.00%)	(1.00%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.40%)	0.20%
Non-deductible and tax exempt items	0.00%	(0.40%)
Recognition of previously unrecognized temporary differences	0.00%	(0.20%)
Minimum income tax charge	0.40%	0.40%
Effective income tax rate	25.50%	25.50%